CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Current Assets
Cash and cash equivalents	$ 7,520	46,268	131,978
Restricted cash (note 3; note 13)	2,547	15,670	0
Accounts receivable, less allowance for doubtful amounts of RMB12,110and RMB5,881as of September 30, 2013 and 2014, respectively (note 4)	166	1,021	1,949
Due from related parties (note 3)	439	2,698	3,400
Advances to suppliers (note 5)	2,885	17,751	9,768
Advances to growers	3,374	20,759	58,473
Inventories (note 6)	83,928	516,368	470,811
Income tax recoverable (note 18)	8	48	1,163
Other current assets (note 7)	710	4,368	7,000
Total current assets	101,577	624,951	684,542
Restricted cash (note 13)	0	0	14,350
Land use rights, net (note 8)	5,169	31,799	33,205
Plant and equipment, net (note 9)	55,022	338,526	354,735
Equity investments (note 10)	3,043	18,721	24,894
Goodwill (note 2)	1,946	11,973	11,973
Acquired intangible assets, net (note 11)	5,671	34,891	23,117
Other assets (note 12)	652	4,009	11,256
Total assets	173,080	1,064,870	1,158,072
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	36,570	225,000	205,000
Current portion of long-term borrowings (note 13)	5,495	33,805	16,500
Accounts payable	736	4,525	4,590
Due to growers	2,916	17,943	37,875
Due to related parties (note 3)	1,903	11,711	1,530
Advances from customers	52,766	324,645	371,571
Deferred revenues	3,093	19,029	22,069
Income tax payable (note 18; note 21)	0	0	39,060
Other payables and accrued expenses (note 14)	11,045	67,953	53,783
Total current liabilities	114,524	704,611	751,978
Long-term borrowings (note 13)	5,042	31,023	64,819
Other long-term liability (note 15)	3,194	19,649	21,030
Total liabilities	122,760	755,283	837,827
Commitments and contingencies (note 21)
Shareholders' equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	0	0	0
Common stock (no par value; 60,000,000 shares authorized, 24,016,163 and 24,016,163 shares issued as of September 30, 2013 and 2014; 22,905,926 and 22,738,541 shares outstanding as of September 30, 2013 and 2014, respectively)	0	0	0
Additional paid-in capital	65,158	400,888	399,564
Accumulated deficit	(16,741)	(103,000)	(93,473)
Treasury stock at cost (1,110,237 and 1,277,622 shares as of September 30, 2013 and 2014, respectively) (note 17)	(6,086)	(37,445)	(35,659)
Accumulated other comprehensive loss	(721)	(4,446)	(4,390)
Total Origin Agritech Limited shareholders' equity	41,610	255,997	266,042
Non-controlling interests	8,710	53,590	54,203
Total equity	50,320	309,587	320,245
Total liabilities and equity	$ 173,080	1,064,870	1,158,072